Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	4 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit		$ (13,006,000)	$ (37,177,000)
Company issued shares (in Shares)		6,859,000	6,935,000
Capitalized deferred offering costs		$ 0
Threshold Percentage Of Tax Benefit To Be Realized Upon Ultimate Settlement With Tax Authority			50.00%
Other Asset [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs			$ 1,500,000
FS DEVELOPMENT CORP. II
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Net Tangible Assets			5,000,001
Subject to possible redemption			10,500,000
Additional paid in capital		24,712
Accumulated deficit		(1,032)	(8,959,097)
Reclassification common stock (in Shares)	6,000,000
Federal deposit insurance corporation coverage limit			250,000
Federal depository insurance coverage		$ 250,000,000
Common stock subject to forfeiture		375,000
IPO [Member] | FS DEVELOPMENT CORP. II
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Additional paid in capital			5,100,000
Accumulated deficit			$ 5,400,000
Class A Common Stock [Member] | FS DEVELOPMENT CORP. II
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Reclassification common stock (in Shares)			1,048,264
Company issued shares (in Shares)		0	602,500
Common stock subject to possible redemption (in Shares)			20,125,000
Class A Common Stock [Member] | Private Placement [Member] | FS DEVELOPMENT CORP. II
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Company issued shares (in Shares)			602,500